CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 5.6%
Entertainment - 2.1%
Walt Disney Co.	4,320	$726,494	*

Media - 2.1%
Comcast Corp., Class A Shares	15,080	747,516

Wireless Telecommunication Services - 1.4%
T-Mobile US Inc.	3,860	486,669	*

TOTAL COMMUNICATION SERVICES		1,960,679

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.9%
Aptiv PLC	4,920	657,312

Hotels, Restaurants & Leisure - 1.7%
Marriott International Inc., Class A Shares	4,980	579,224

Internet & Direct Marketing Retail - 1.5%
Booking Holdings Inc.	270	524,969	*

Leisure Products - 1.7%
Hasbro Inc.	6,250	586,375

Specialty Retail - 2.1%
Home Depot Inc.	2,750	744,755

Textiles, Apparel & Luxury Goods - 1.7%
NIKE Inc., Class B Shares	4,540	606,499

TOTAL CONSUMER DISCRETIONARY		3,699,134

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	2,200	775,346

Food Products - 2.4%
Hain Celestial Group Inc.	13,290	552,664	*
Vital Farms Inc.	11,400	281,922	*

Total Food Products		834,586

Personal Products - 1.6%
Unilever PLC, ADR	9,470	552,480

TOTAL CONSUMER STAPLES		2,162,412

FINANCIALS - 12.7%
Banks - 4.2%
Bank of America Corp.	29,280	868,152
First Republic Bank	3,980	577,060

Total Banks		1,445,212

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2021 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Capital Markets - 4.9%
BlackRock Inc.	780	$546,983
Charles Schwab Corp.	11,380	586,525
Morgan Stanley	8,510	570,596

Total Capital Markets		1,704,104

Insurance - 3.6%
Hartford Financial Services Group Inc.	13,620	654,032
Progressive Corp.	6,920	603,355

Total Insurance		1,257,387

TOTAL FINANCIALS		4,406,703

HEALTH CARE - 14.0%
Biotechnology - 5.6%
Amgen Inc.	2,870	692,904
BioMarin Pharmaceutical Inc.	6,520	539,726	*
Gilead Sciences Inc.	10,600	695,360

Total Biotechnology		1,927,990

Health Care Equipment & Supplies - 4.0%
Becton Dickinson and Co.	2,330	609,971
Danaher Corp.	3,310	787,250

Total Health Care Equipment & Supplies		1,397,221

Health Care Providers & Services - 4.4%
CVS Health Corp.	10,270	735,846
UnitedHealth Group Inc.	2,390	797,256

Total Health Care Providers & Services		1,533,102

TOTAL HEALTH CARE		4,858,313

INDUSTRIALS - 12.9%
Building Products - 4.9%
Resideo Technologies Inc.	16,030	370,293	*
Trane Technologies PLC	4,920	705,282
Trex Co. Inc.	7,060	647,896	*

Total Building Products		1,723,471

Commercial Services & Supplies - 1.6%
Herman Miller Inc.	15,830	542,178

Electrical Equipment - 6.4%
Array Technologies Inc.	8,940	364,394	*
Regal Beloit Corp.	5,230	656,261
Shoals Technologies Group Inc., Class A Shares	20,000	678,600	*
Vestas Wind Systems A/S, ADR	7,210	518,399

Total Electrical Equipment		2,217,654

TOTAL INDUSTRIALS		4,483,303

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2021 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment, Instruments & Components - 3.9%
Keysight Technologies Inc.	4,050	$573,439	*
TE Connectivity Ltd.	6,460	777,784

Total Electronic Equipment, Instruments & Components		1,351,223

IT Services - 1.5%
Visa Inc., Class A Shares	2,780	537,235

Semiconductors & Semiconductor Equipment - 4.5%
Enphase Energy Inc.	2,660	485,051	*
Lam Research Corp.	1,220	590,419
SolarEdge Technologies Inc.	1,690	487,278	*

Total Semiconductors & Semiconductor Equipment		1,562,748

Software - 10.8%
Autodesk Inc.	1,660	460,534	*
Microsoft Corp.	9,580	2,222,177
Synopsys Inc.	2,550	651,397	*
Workday Inc., Class A Shares	1,840	418,655	*

Total Software		3,752,763

Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	16,280	2,148,309

TOTAL INFORMATION TECHNOLOGY		9,352,278

MATERIALS - 3.7%
Chemicals - 1.5%
Ecolab Inc.	2,620	535,816

Containers & Packaging - 2.2%
Ball Corp.	8,610	757,852

TOTAL MATERIALS		1,293,668

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix Inc.	700	517,972

UTILITIES - 3.6%
Electric Utilities - 1.5%
NextEra Energy Inc.	6,420	519,185

Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Partners LP	16,060	727,518

TOTAL UTILITIES		1,246,703

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,159,698)		33,981,165

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2021 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	66,561	$66,561
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	16,640	16,640	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $83,201)			83,201

TOTAL INVESTMENTS - 98.0% (Cost - $25,242,899)			34,064,366
Other Assets in Excess of Liabilities - 2.0%			706,046

TOTAL NET ASSETS - 100.0%			$34,770,412

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $16,640 and the cost was $16,640 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$33,981,165	—	—	$33,981,165

Short-Term Investments†	83,201	—	—	83,201

Total Investments	$34,064,366	—	—	$34,064,366

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$116,524	$396,740	396,740	$496,624	496,624	—	$2	—	$16,640

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